Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Thousands				12 Months Ended
		May 12, 2015	May 12, 2014	Dec. 31, 2018	Dec. 31, 2017
Loan from related parties old sponsor revolving credit facility
Financial Risk Management
Interest rate		6.00%	5.00%
Percentage of commitment fee on the undrawn balance		2.40%	0.00%
Liquidity risk
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				$ 1,459,195	$ 1,671,884
Derivative financial liabilities, undiscounted cash flows				7,090	7,048
Liquidity risk | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				31,276	59,272
Derivative financial liabilities, undiscounted cash flows				876	(292)
Liquidity risk | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				41,957	41,897
Derivative financial liabilities, undiscounted cash flows				317
Liquidity risk | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				447,652	106,215
Derivative financial liabilities, undiscounted cash flows				3,450	(1)
Liquidity risk | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				671,350	1,155,822
Derivative financial liabilities, undiscounted cash flows				2,551	7,341
Liquidity risk | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				266,960	308,678
Derivative financial liabilities, undiscounted cash flows				(104)
Liquidity risk | Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				6,534	7,048
Liquidity risk | Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				773	(292)
Liquidity risk | Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				120
Liquidity risk | Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				3,194	(1)
Liquidity risk | Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				2,551	7,341
Liquidity risk | Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				(104)
Liquidity risk | Forward foreign exchange contracts
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				556
Liquidity risk | Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				103
Liquidity risk | Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				197
Liquidity risk | Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows				256
Liquidity risk | Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				7,490	5,125
Liquidity risk | Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				7,410	4,982
Liquidity risk | Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				32	78
Liquidity risk | Trade accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				48	65
Liquidity risk | Liabilities due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				2,022	9,892
Liquidity risk | Liabilities due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				2,022	9,892
Liquidity risk | Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]			31,963	21,655
Liquidity risk | Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]			9,308	9,561
Liquidity risk | Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]			17,741	9,673
Liquidity risk | Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]			4,914	2,421
Liquidity risk | Other non-current liability
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				264	250
Liquidity risk | Other non-current liability | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				264	250
Liquidity risk | Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				$ 1,415,901	$ 1,571,225
Interest rate				4.76%	3.71%
Liquidity risk | Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				$ 14,558	$ 44,729
Liquidity risk | Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				22,087	21,152
Liquidity risk | Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				442,224	100,420
Liquidity risk | Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				670,072	1,096,246
Liquidity risk | Floating interest rate | Loans received | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				266,960	308,678
Liquidity risk | Fixed interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				1,555	63,737	[2]
Liquidity risk | Fixed interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				75	1,102	[2]
Liquidity risk | Fixed interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				466	3,309	[2]
Liquidity risk | Fixed interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows				$ 1,014	$ 59,326	[2]
Liquidity risk | Fixed interest rate | Loans received | Loan from related parties old sponsor revolving credit facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance				2.40%	2.40%
Liquidity risk | Fixed interest rate | Loans received | Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, Skandinaviska Enskilda Banken AB (publ), HSBC Bank Plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V (Revolving credit facility)
Financial Risk Management
Percentage of commitment fee on the undrawn balance				0.90%	0.90%

[1]	Non-financial liabilities are excluded.
[2]	A commitment fee is charged at 2.4% on the available amount of the Old Sponsor Credit Facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.